ACQUISITIONS	6 Months Ended
Dec. 31, 2020
ACQUISITIONS
ACQUISITIONS

4.   ACQUISITIONS

On November 12, 2020 we acquired from Arcadia Biosciences Inc (“Arcadia”) the remaining ownership interest in Verdeca LLC (“Verdeca”), a joint agreement formed by Bioceres and Arcadia in 2012 to develop second generation biotechnologies for soybean and to globally commercialize the HB4 Soy technology, and in-licensing rights to Arcadia’s safflower and wheat traits and the related brands.

As part of the transaction, Bioceres has gained full access to and control of Verdeca´s vetted soybean library of gene-edited materials used to develop new quality and productivity traits for this crop, as well as exclusive rights to all Arcadia technologies that are applicable to soybean.

The complementary portfolio of materials being licensed includes wheat varieties that produce flour with 65% less gluten, ten times the dietary fiber content of conventional wheat flours, and oxidative stability, which extends the shelf life of whole flours and food products produced with these flours. In addition, these flours produce breads and other foods that are substantially equivalent in taste and all other aspects to conventional wheat. It should be noted that some of the rights being acquired by Bioceres are subject to clearances by third parties (see Note 6.7).

In consideration for the acquisition of the above-mentioned rights and assets, Bioceres paid Arcadia at the closing of the transaction $5 million in cash and $15 million in equity consisting of 1,875,000 Bioceres common shares priced at $8 and which are subject to a six-month lock-up period. Bioceres has relied on the exemption from the registration requirements of the Securities Act of 1933 under Section 4(a)(2) thereof, for a transaction by an issuer not involving any public offering. One-third of these shares are pledged in favor of Bioceres and will be released to Arcadia when the aforementioned third-party clearances related to the in-licensing of the wheat rights have been granted. Bioceres will also pay Arcadia $2 million subject to Verdeca obtaining Chinese import clearance for HB4 Soy or achieving penetration of this technology in a minimum number of planted hectares. These payments do not include $1 million due to Arcadia post-closing as a reimbursement of costs associated with the transaction.

Following the transaction Bioceres agreed with Arcadia to make royalty payments equivalent to 6% of the net HB4 Soy technology revenues realized by Verdeca and capped at a maximum $10 million aggregate amount of royalty payments, and a royalty payment equivalent to 25% of the net wheat technology revenues resulting from the in-licensed materials. In relation to them, the Group recognized a liability (See Note 6.16).